Consolidated statements of financial position - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Non-current assets
Goodwill	$ 9,511	$ 9,511
Investment in associates	43,081	28,823
Deferred financing costs	8,095	8,778
Other non-current assets	4,010	2,092
Derivative financial instruments, non-current portion	418	13,225
Tangible fixed assets	3,912,762	4,514,663
Vessels under construction	265,575	210,099
Right-of-use assets	468,603	416,485
Total non-current assets	4,712,055	5,203,676
Current assets
Floating Storage Regasification Unit ("FSRU") held for sale	269,687
Trade and other receivables	36,718	22,897
Dividends receivable and other amounts due from related parties	272	61
Derivative financial instruments, current portion	1,675	25,383
Inventories	9,066	8,483
Prepayments and other current assets	11,620	7,262
Short-term cash deposits	10,000	36,000
Cash and cash equivalents	221,371	368,286
Total current assets	560,409	468,372
Total assets	5,272,464	5,672,048
Equity
Preference shares	2	46
Share capital	954	954
Contributed surplus	929,308	658,888
Reserves	15,236	16,464
Retained earnings	160,832	108,685
Equity attributable to owners of the Group	1,106,332	785,037
Non-controlling interests	280,067	936,741
Total equity	1,386,399	1,721,778
Current liabilities
Trade accounts payable	22,776	19,725
Ship management creditors	181	14
Amounts due to related parties	196	26
Derivative financial instruments, current portion	11,202	2,834
Other payables and accruals	409,291	166,932
Borrowings, current portion	107,917	294,977
Lease liabilities, current portion	70,979	48,548
Total current liabilities	622,542	533,056
Non-current liabilities
Derivative financial instruments, non-current portion		5,498
Borrowings, non-current portion	2,944,987	3,004,767
Lease liabilities, non-current portion	312,446	287,828
Other non-current liabilities	6,090	119,121
Total non-current liabilities	3,263,523	3,417,214
Total equity and liabilities	$ 5,272,464	$ 5,672,048